FAIR VALUE DISCLOSURES - Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Securities available for sale	$ 495,909	$ 559,182
Loans held for sale, carried at fair value	$ 9,031	$ 7,643	$ 12,063
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Accrued income and other assets	Accrued income and other assets
Liabilities
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other liabilities	Accrued expenses and other liabilities
U.S. agency
Assets
Securities available for sale	$ 7,917	$ 8,159
U.S. agency residential mortgage-backed
Assets
Securities available for sale	81,065	71,137
U.S. agency commercial mortgage-backed
Assets
Securities available for sale	7,186	11,641
Private label mortgage-backed
Assets
Securities available for sale	40,506	70,035
Other asset backed
Assets
Securities available for sale	30,185	38,516
Obligations of states and political subdivisions
Assets
Securities available for sale	280,402	288,791
Corporate
Assets
Securities available for sale	47,661	69,921
Trust preferred
Assets
Securities available for sale	987	982
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Securities available for sale	0	0
Derivative financial instruments	0	0
Liabilities
Derivatives	0	0
Significant Other Observable Inputs (Level 2)
Assets
Securities available for sale	495,909	559,182
Derivative financial instruments	29,584	37,059
Liabilities
Derivatives	19,551	18,623
Significant Un- observable Inputs (Level 3)
Assets
Securities available for sale	0	0
Derivative financial instruments	0	0
Liabilities
Derivatives	0	0
Measured at Fair Value on a Recurring Basis
Assets
Loans held for sale, carried at fair value	9,031	7,643
Capitalized mortgage loan servicing rights	31,493	46,796
Derivative financial instruments	29,584	37,059
Liabilities
Derivatives	19,551	18,623
Measured at Fair Value on a Recurring Basis | U.S. agency
Assets
Securities available for sale	7,917	8,159
Measured at Fair Value on a Recurring Basis | U.S. agency residential mortgage-backed
Assets
Securities available for sale	81,065	71,137
Measured at Fair Value on a Recurring Basis | U.S. agency commercial mortgage-backed
Assets
Securities available for sale	7,186	11,641
Measured at Fair Value on a Recurring Basis | Private label mortgage-backed
Assets
Securities available for sale	40,506	70,035
Measured at Fair Value on a Recurring Basis | Other asset backed
Assets
Securities available for sale	30,185	38,516
Measured at Fair Value on a Recurring Basis | Obligations of states and political subdivisions
Assets
Securities available for sale	280,402	288,791
Measured at Fair Value on a Recurring Basis | Corporate
Assets
Securities available for sale	47,661	69,921
Measured at Fair Value on a Recurring Basis | Trust preferred
Assets
Securities available for sale	987	982
Measured at Fair Value on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Loans held for sale, carried at fair value	0	0
Capitalized mortgage loan servicing rights	0	0
Derivative financial instruments	0	0
Liabilities
Derivatives	0	0
Measured at Fair Value on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. agency
Assets
Securities available for sale	0	0
Measured at Fair Value on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. agency residential mortgage-backed
Assets
Securities available for sale	0	0
Measured at Fair Value on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. agency commercial mortgage-backed
Assets
Securities available for sale	0	0
Measured at Fair Value on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Private label mortgage-backed
Assets
Securities available for sale	0	0
Measured at Fair Value on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other asset backed
Assets
Securities available for sale	0	0
Measured at Fair Value on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of states and political subdivisions
Assets
Securities available for sale	0	0
Measured at Fair Value on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate
Assets
Securities available for sale	0	0
Measured at Fair Value on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Trust preferred
Assets
Securities available for sale	0	0
Measured at Fair Value on a Recurring Basis | Significant Other Observable Inputs (Level 2)
Assets
Loans held for sale, carried at fair value	9,031	7,643
Capitalized mortgage loan servicing rights	0	0
Derivative financial instruments	29,584	37,059
Liabilities
Derivatives	19,551	18,623
Measured at Fair Value on a Recurring Basis | Significant Other Observable Inputs (Level 2) | U.S. agency
Assets
Securities available for sale	7,917	8,159
Measured at Fair Value on a Recurring Basis | Significant Other Observable Inputs (Level 2) | U.S. agency residential mortgage-backed
Assets
Securities available for sale	81,065	71,137
Measured at Fair Value on a Recurring Basis | Significant Other Observable Inputs (Level 2) | U.S. agency commercial mortgage-backed
Assets
Securities available for sale	7,186	11,641
Measured at Fair Value on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Private label mortgage-backed
Assets
Securities available for sale	40,506	70,035
Measured at Fair Value on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Other asset backed
Assets
Securities available for sale	30,185	38,516
Measured at Fair Value on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets
Securities available for sale	280,402	288,791
Measured at Fair Value on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Corporate
Assets
Securities available for sale	47,661	69,921
Measured at Fair Value on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Trust preferred
Assets
Securities available for sale	987	982
Measured at Fair Value on a Recurring Basis | Significant Un- observable Inputs (Level 3)
Assets
Loans held for sale, carried at fair value	0	0
Capitalized mortgage loan servicing rights	31,493	46,796
Derivative financial instruments	0	0
Liabilities
Derivatives	0	0
Measured at Fair Value on a Recurring Basis | Significant Un- observable Inputs (Level 3) | U.S. agency
Assets
Securities available for sale	0	0
Measured at Fair Value on a Recurring Basis | Significant Un- observable Inputs (Level 3) | U.S. agency residential mortgage-backed
Assets
Securities available for sale	0	0
Measured at Fair Value on a Recurring Basis | Significant Un- observable Inputs (Level 3) | U.S. agency commercial mortgage-backed
Assets
Securities available for sale	0	0
Measured at Fair Value on a Recurring Basis | Significant Un- observable Inputs (Level 3) | Private label mortgage-backed
Assets
Securities available for sale	0	0
Measured at Fair Value on a Recurring Basis | Significant Un- observable Inputs (Level 3) | Other asset backed
Assets
Securities available for sale	0	0
Measured at Fair Value on a Recurring Basis | Significant Un- observable Inputs (Level 3) | Obligations of states and political subdivisions
Assets
Securities available for sale	0	0
Measured at Fair Value on a Recurring Basis | Significant Un- observable Inputs (Level 3) | Corporate
Assets
Securities available for sale	0	0
Measured at Fair Value on a Recurring Basis | Significant Un- observable Inputs (Level 3) | Trust preferred
Assets
Securities available for sale	0	0
Measured at Fair Value on a Non-recurring Basis: | Collateral Dependent Loans | Commercial | Commercial and industrial
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	7,361	4,205
Measured at Fair Value on a Non-recurring Basis: | Collateral Dependent Loans | Commercial | Commercial real estate
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	10,123	132
Measured at Fair Value on a Non-recurring Basis: | Collateral Dependent Loans | Mortgage | 1-4 family owner occupied - non-jumbo
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	432	627
Measured at Fair Value on a Non-recurring Basis: | Collateral Dependent Loans | Mortgage | 1-4 family non-owner occupied
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	14
Measured at Fair Value on a Non-recurring Basis: | Collateral Dependent Loans | Mortgage | 1-4 family - 2nd lien
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	238	170
Measured at Fair Value on a Non-recurring Basis: | Collateral Dependent Loans | Mortgage | Resort lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	37	92
Measured at Fair Value on a Non-recurring Basis: | Collateral Dependent Loans | Installment | Boat lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	150	56
Measured at Fair Value on a Non-recurring Basis: | Collateral Dependent Loans | Installment | Recreational vehicle lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	153	172
Measured at Fair Value on a Non-recurring Basis: | Collateral Dependent Loans | Installment | Other
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	70	59
Measured at Fair Value on a Non-recurring Basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Commercial | Commercial and industrial
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Measured at Fair Value on a Non-recurring Basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Commercial | Commercial real estate
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Measured at Fair Value on a Non-recurring Basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Mortgage | 1-4 family owner occupied - non-jumbo
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Measured at Fair Value on a Non-recurring Basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Mortgage | 1-4 family non-owner occupied
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0
Measured at Fair Value on a Non-recurring Basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Mortgage | 1-4 family - 2nd lien
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Measured at Fair Value on a Non-recurring Basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Mortgage | Resort lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Measured at Fair Value on a Non-recurring Basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Installment | Boat lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Measured at Fair Value on a Non-recurring Basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Installment | Recreational vehicle lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Measured at Fair Value on a Non-recurring Basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Installment | Other
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Measured at Fair Value on a Non-recurring Basis: | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Commercial | Commercial and industrial
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Measured at Fair Value on a Non-recurring Basis: | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Commercial | Commercial real estate
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Measured at Fair Value on a Non-recurring Basis: | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Mortgage | 1-4 family owner occupied - non-jumbo
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Measured at Fair Value on a Non-recurring Basis: | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Mortgage | 1-4 family non-owner occupied
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0
Measured at Fair Value on a Non-recurring Basis: | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Mortgage | 1-4 family - 2nd lien
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Measured at Fair Value on a Non-recurring Basis: | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Mortgage | Resort lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Measured at Fair Value on a Non-recurring Basis: | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Installment | Boat lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Measured at Fair Value on a Non-recurring Basis: | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Installment | Recreational vehicle lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Measured at Fair Value on a Non-recurring Basis: | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Installment | Other
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Measured at Fair Value on a Non-recurring Basis: | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Commercial | Commercial and industrial
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	7,361	4,205
Measured at Fair Value on a Non-recurring Basis: | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Commercial | Commercial real estate
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	10,123	132
Measured at Fair Value on a Non-recurring Basis: | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Mortgage | 1-4 family owner occupied - non-jumbo
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	432	627
Measured at Fair Value on a Non-recurring Basis: | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Mortgage | 1-4 family non-owner occupied
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	14
Measured at Fair Value on a Non-recurring Basis: | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Mortgage | 1-4 family - 2nd lien
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	238	170
Measured at Fair Value on a Non-recurring Basis: | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Mortgage | Resort lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	37	92
Measured at Fair Value on a Non-recurring Basis: | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Installment | Boat lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	150	56
Measured at Fair Value on a Non-recurring Basis: | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Installment | Recreational vehicle lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	153	172
Measured at Fair Value on a Non-recurring Basis: | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Installment | Other
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	$ 70	$ 59